AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 88.3%
Common Stocks
Aerospace & Defense — 0.7%
Boeing Co. (The)	22,300	$3,325,822
Embraer SA (Brazil), ADR*	198,700	1,470,380
		4,796,202
Air Freight & Logistics — 1.4%
FedEx Corp.(a)	78,500	9,518,910
Auto Components — 2.3%
Adient PLC*	115,900	1,051,213
Magna International, Inc. (Canada)	469,600	14,989,632
		16,040,845
Automobiles — 3.2%
General Motors Co.(a)	844,100	17,540,398
Harley-Davidson, Inc.(a)	239,200	4,528,056
		22,068,454
Banks — 10.4%
Bank of America Corp.(a)	601,954	12,779,484
Citigroup, Inc.	406,460	17,120,095
Citizens Financial Group, Inc.	630,100	11,852,181
Wells Fargo & Co.	1,027,883	29,500,242
		71,252,002
Beverages — 0.4%
PepsiCo, Inc.(a)	20,500	2,462,050
Capital Markets — 3.7%
Goldman Sachs Group, Inc. (The)	116,300	17,978,817
State Street Corp.(a)	136,300	7,260,701
		25,239,518
Communications Equipment — 1.5%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	1,273,000	10,298,570
Consumer Finance — 2.5%
Capital One Financial Corp.	198,200	9,993,244
Discover Financial Services	195,200	6,962,784
		16,956,028
Containers & Packaging — 1.3%
International Paper Co.	283,500	8,825,355
Diversified Financial Services — 1.2%
Equitable Holdings, Inc.(a)	579,500	8,373,775
Electric Utilities — 3.2%
PPL Corp.	612,600	15,118,968
Southern Co. (The)	121,800	6,594,252
		21,713,220
Electronic Equipment, Instruments & Components — 2.7%
Corning, Inc.(a)	576,100	11,833,094
TE Connectivity Ltd.	105,000	6,612,900
		18,445,994
Energy Equipment & Services — 2.6%
Halliburton Co.(a)	323,900	2,218,715
National Oilwell Varco, Inc.	1,070,700	10,524,981
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	396,800	$5,352,832
		18,096,528
Food Products — 0.8%
Mondelez International, Inc. (Class A Stock)	107,900	5,403,632
Health Care Equipment & Supplies — 4.0%
Koninklijke Philips NV (Netherlands), NVDR(a)	66,038	2,652,086
Medtronic PLC	173,400	15,637,212
Zimmer Biomet Holdings, Inc.(a)	92,500	9,349,900
		27,639,198
Health Care Providers & Services — 4.0%
Anthem, Inc.	70,200	15,938,208
UnitedHealth Group, Inc.	45,400	11,321,852
		27,260,060
Industrial Conglomerates — 6.4%
General Electric Co.	5,485,700	43,556,458
Insurance — 6.7%
American International Group, Inc.	1,397,700	33,894,225
Hartford Financial Services Group, Inc. (The)	41,000	1,444,840
Travelers Cos., Inc. (The)	110,300	10,958,305
		46,297,370
Machinery — 4.6%
CNH Industrial NV (United Kingdom)(a)	1,855,800	10,411,038
Cummins, Inc.(a)	132,300	17,902,836
PACCAR, Inc.	58,200	3,557,766
		31,871,640
Media — 3.4%
Comcast Corp. (Class A Stock)(a)	351,500	12,084,570
Discovery, Inc. (Class C Stock)*	446,800	7,836,872
ViacomCBS, Inc. (Class B Stock)(a)	243,300	3,408,633
		23,330,075
Oil, Gas & Consumable Fuels — 4.8%
Apache Corp.(a)	475,200	1,986,336
Hess Corp.(a)	320,100	10,659,330
Marathon Oil Corp.(a)	797,400	2,623,446
Marathon Petroleum Corp.	158,761	3,749,935
Murphy Oil Corp.(a)	307,600	1,885,588
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	344,893	12,033,317
		32,937,952
Personal Products — 1.6%
Unilever PLC (United Kingdom), ADR(a)	217,500	10,998,975
Pharmaceuticals — 2.3%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	285,100	10,802,439
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AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi (France), ADR	110,200	$4,817,944
		15,620,383
Semiconductors & Semiconductor Equipment — 0.7%
Texas Instruments, Inc.(a)	48,600	4,856,598
Software — 7.9%
Microsoft Corp.	204,550	32,259,580
Oracle Corp.(a)	447,000	21,603,510
		53,863,090
Technology Hardware, Storage & Peripherals — 2.3%
Hewlett Packard Enterprise Co.	1,658,900	16,107,919
Wireless Telecommunication Services — 1.7%
Vodafone Group PLC (United Kingdom), ADR	826,545	11,381,525

Total Long-Term Investments (cost $844,786,588)		605,212,326
Short-Term Investments — 25.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	26,090,496	26,090,496
PGIM Institutional Money Market Fund (cost $146,153,854; includes $146,004,478 of cash collateral for securities on loan)(b)(w)	146,428,508	146,194,223

Total Short-Term Investments (cost $172,244,350)		172,284,719

TOTAL INVESTMENTS—113.4% (cost $1,017,030,938)		777,497,045

Liabilities in excess of other assets — (13.4)%		(91,671,137)

Net Assets — 100.0%		$685,825,908

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,307,097; cash collateral of $146,004,478 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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